Related party transactions - Directors' remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Remuneration	$ 3,736	$ 557	$ 411
Director
Disclosure of transactions between related parties [line items]
Short-term employee benefits	870	338	252
Share-based payments	32
Remuneration	902	338	252
Other Members of Key Managerial Personnel [Member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	1,395	219	159
Share-based payments	1,439
Remuneration	$ 2,834	$ 219	$ 159